Income Tax Note - Schedule of Non-Capital Loss Carry Forwards (Details)	Mar. 31, 2026 USD ($)
Canada [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards	$ 10,298,393
Australia [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards	439,334
2044 [Member] | Canada [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards	364,008
2044 [Member] | Australia [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards
2045 [Member] | Canada [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards	3,479,491
2045 [Member] | Australia [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards
Tax Year 2046 [Member] | Canada [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards	6,454,894
Tax Year 2046 [Member] | Australia [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards
Indefinite [Member] | Canada [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards
Indefinite [Member] | Australia [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards	$ 439,334